State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.8%
ASSET BACKED COMMERCIAL PAPER — 8.0%
Barclays Bank PLC 5.71%, 4/2/2024	$1,750,000	$1,748,710
Britannia Funding Co. LLC 5.37%, 5/14/2024 (a)	7,000,000	6,950,650
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 5.65%, 12/10/2024 (a),(b)	5,000,000	5,000,269
Concord Minutemen Capital Co. LLC 5.77%, 5/30/2024 (a)	2,000,000	2,000,565
Glencove Funding LLC 5.45%, 6/11/2024 (a)	8,000,000	7,910,583
Gotham Funding Corp. 5.36%, 6/4/2024 (a)	5,000,000	4,949,309
Ionic Funding LLC 5.44%, 4/12/2024	5,000,000	4,988,783
Ionic Funding LLC 5.44%, 4/24/2024	5,000,000	4,979,620
Podium Funding Trust 5.64%, 5/28/2024	10,000,000	9,909,353
Victory Receivables Corp. 5.35%, 5/22/2024 (a)	1,250,000	1,239,739
		49,677,581
CERTIFICATES OF DEPOSIT — 31.3%
Bank of Montreal 5.45%, 6/25/2024	5,000,000	5,000,956
Bank of Montreal SOFR + 0.47%, 5.80%, 12/18/2024 (b)	5,000,000	5,008,245
Barclays Bank PLC 5.43%, 4/26/2024	4,000,000	3,999,974
Barclays Bank PLC SOFR + 0.38%, 5.70%, 2/12/2025 (b)	5,000,000	5,004,114
Barclays Bank PLC 6.00%, 6/5/2024	5,000,000	5,003,725
BNP Paribas SA SOFR + 0.25%, 5.58%, 12/11/2024 (b)	5,000,000	4,999,480
BNP Paribas SA SOFR + 0.41%, 5.74%, 6/3/2024 (b)	5,000,000	5,002,861
Canadian Imperial Bank of Commerce 5.40%, 3/19/2025	5,000,000	5,003,420
Canadian Imperial Bank of Commerce 5.50%, 12/6/2024	5,000,000	5,002,400
Canadian Imperial Bank of Commerce 6.01%, 7/3/2024	5,000,000	5,005,005
Citibank NA 5.92%, 7/29/2024	5,000,000	5,005,669
Citibank NA 6.01%, 9/19/2024	4,000,000	4,008,329
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Cooperatieve Rabobank UA 5.95%, 9/20/2024	$3,250,000	$3,256,582
Credit Agricole Corporate & Investment Bank SA 5.40%, 9/11/2024	5,000,000	4,999,205
Credit Agricole Corporate & Investment Bank SA 5.48%, 6/20/2024	1,500,000	1,500,157
Credit Agricole Corporate & Investment Bank SA SOFR + 0.19%, 5.52%, 8/14/2024 (b)	5,000,000	5,001,362
Credit Agricole Corporate & Investment Bank SA SOFR + 0.20%, 5.53%, 7/31/2024 (b)	5,000,000	5,001,816
Landesbank Baden-Wuerttemberg 5.37%, 4/1/2024	9,000,000	8,999,985
Landesbank Baden-Wuerttemberg 5.41%, 5/7/2024	1,000,000	999,973
Landesbank Baden-Wuerttemberg 5.42%, 6/25/2024	10,000,000	9,999,706
Lloyds Bank Corporate Markets PLC SOFR + 0.17%, 5.49%, 8/19/2024 (b)	5,000,000	5,000,172
Lloyds Bank Corporate Markets PLC 5.92%, 11/4/2024	4,000,000	4,009,078
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.28%, 5.61%, 7/2/2024 (b)	3,000,000	3,001,410
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.30%, 5.63%, 6/17/2024 (b)	2,250,000	2,251,007
Mizuho Bank Ltd. 5.40%, 9/9/2024	6,000,000	5,998,332
Mizuho Bank Ltd. SOFR + 0.18%, 5.51%, 8/13/2024 (b)	6,000,000	6,000,554
MUFG Bank Ltd. SOFR + 0.18%, 5.50%, 9/11/2024 (b)	5,000,000	4,999,482
Natixis SA 5.35%, 10/3/2024	5,000,000	4,997,140
Nordea Bank Abp SOFR + 0.10%, 5.43%, 6/12/2024 (b)	5,000,000	4,999,860
Nordea Bank Abp SOFR + 0.16%, 5.49%, 8/21/2024 (b)	2,500,000	2,499,803
Norinchukin Bank 5.39%, 5/29/2024	2,000,000	1,999,799
Norinchukin Bank 5.40%, 6/6/2024	3,500,000	3,499,764
Norinchukin Bank SOFR + 0.15%, 5.48%, 5/17/2024 (b)	5,000,000	5,000,321
Norinchukin Bank 5.85%, 4/29/2024	8,000,000	8,002,302
Royal Bank of Canada SOFR + 0.36%, 5.69%, 1/10/2025 (b)	5,000,000	5,002,894
Sumitomo Mitsui Banking Corp. SOFR + 0.17%, 5.50%, 8/12/2024 (b)	2,250,000	2,250,060
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp. SOFR + 0.18%, 5.51%, 8/22/2024 (b)	$3,250,000	$3,250,145
Sumitomo Mitsui Banking Corp. SOFR + 0.27%, 5.60%, 7/2/2024 (b)	2,000,000	2,000,757
Svenska Handelsbanken AB SOFR + 0.19%, 5.51%, 8/23/2024 (b)	1,500,000	1,500,368
Svenska Handelsbanken AB SOFR + 0.47%, 5.79%, 5/24/2024 (b)	4,000,000	4,002,269
Toronto-Dominion Bank SOFR + 0.38%, 5.70%, 1/3/2025 (b)	2,000,000	2,001,799
Toronto-Dominion Bank SOFR + 0.38%, 5.70%, 1/6/2025 (b)	3,000,000	3,002,689
Wells Fargo Bank NA SOFR + 0.60%, 5.92%, 11/7/2024 (b)	5,000,000	5,010,464
Wells Fargo Bank NA SOFR + 0.65%, 5.98%, 7/3/2024 (b)	5,000,000	5,007,290
		193,090,723
FINANCIAL COMPANY COMMERCIAL PAPER — 21.7%
Bank of Nova Scotia SOFR + 0.66%, 5.99%, 5/31/2024 (a),(b)	5,000,000	5,004,630
BPCE SA 5.32%, 7/15/2024 (a)	5,000,000	4,919,956
BPCE SA SOFR + 0.25%, 5.58%, 8/1/2024 (a),(b)	4,000,000	4,002,226
DBS Bank Ltd. 5.20%, 8/14/2024 (a)	5,000,000	4,898,047
DBS Bank Ltd. 5.32%, 5/8/2024 (a)	5,000,000	4,969,633
DBS Bank Ltd. 5.36%, 5/21/2024 (a)	5,000,000	4,960,115
DNB Bank ASA 5.65%, 7/1/2024 (a)	3,000,000	2,958,126
DNB Bank ASA 5.65%, 8/28/2024 (a)	3,000,000	2,933,310
HSBC Bank PLC SOFR + 0.37%, 5.69%, 1/16/2025 (a),(b)	4,000,000	4,001,563
HSBC Bank PLC SOFR + 0.39%, 5.71%, 1/3/2025 (a),(b)	4,250,000	4,252,241
HSBC Bank PLC SOFR + 0.60%, 5.92%, 10/30/2024 (a),(b)	1,250,000	1,252,445
HSBC Bank PLC SOFR + 0.67%, 5.99%, 7/5/2024 (a),(b)	3,500,000	3,504,744
ING U.S. Funding LLC 5.15%, 11/15/2024	3,250,000	3,139,721
ING U.S. Funding LLC 5.24%, 8/23/2024	5,000,000	4,891,193
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
ING U.S. Funding LLC SOFR + 0.48%, 5.80%, 6/13/2024 (a),(b)	$5,000,000	$5,003,709
Lloyds Bank PLC 5.27%, 8/13/2024	1,500,000	1,469,169
Macquarie Bank Ltd. SOFR + 0.17%, 5.49%, 8/26/2024 (a),(b)	1,500,000	1,499,870
Macquarie Bank Ltd. SOFR + 0.20%, 5.52%, 9/20/2024 (a),(b)	5,000,000	4,999,801
Macquarie Bank Ltd. SOFR + 0.35%, 5.67%, 4/2/2024 (a),(b)	3,000,000	3,000,103
National Australia Bank Ltd. SOFR + 0.20%, 5.53%, 11/1/2024 (a),(b)	7,000,000	6,998,170
National Australia Bank Ltd. 5.64%, 5/3/2024 (a)	5,000,000	4,973,350
Oversea-Chinese Banking Corp. Ltd. 5.33%, 6/12/2024 (a)	5,000,000	4,943,688
Oversea-Chinese Banking Corp. Ltd. 5.35%, 6/13/2024 (a)	5,000,000	4,942,939
Royal Bank of Canada SOFR + 0.64%, 5.97%, 7/8/2024 (a),(b)	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB SOFR + 0.37%, 5.69%, 4/25/2024 (a),(b)	3,000,000	3,000,649
Skandinaviska Enskilda Banken AB SOFR + 0.52%, 5.84%, 4/12/2024 (a),(b)	5,000,000	5,000,661
Svenska Handelsbanken AB 5.17%, 9/6/2024 (a)	5,000,000	4,882,374
Svenska Handelsbanken AB SOFR + 0.63%, 5.95%, 4/15/2024 (a),(b)	5,000,000	5,001,341
Swedbank AB SOFR + 0.20%, 5.52%, 8/26/2024 (a),(b)	1,000,000	1,000,446
Swedbank AB SOFR + 0.41%, 5.73%, 5/6/2024 (b)	4,000,000	4,001,419
Toyota Motor Credit Corp. 5.40%, 4/16/2024	5,000,000	4,986,013
United Overseas Bank Ltd. SOFR + 0.17%, 5.49%, 9/20/2024 (a),(b)	5,000,000	4,999,051
United Overseas Bank Ltd. SOFR + 0.28%, 5.60%, 6/18/2024 (a),(b)	3,000,000	3,001,207
Westpac Banking Corp. 5.10%, 1/29/2025 (a)	2,000,000	1,913,323
		134,305,233
OTHER NOTES — 8.2%
Abu Dhabi International Bank 5.32%, 4/1/2024	15,841,000	15,841,000
Bank of America NA 5.59%, 4/5/2024 (b)	2,000,000	2,000,037
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Canadian Imperial Bank of Commerce 5.31%, 4/1/2024	$5,000,000	$5,000,000
ING Bank NV 5.32%, 4/2/2024	5,000,000	5,000,000
ING Bank NV 5.32%, 4/3/2024	5,000,000	5,000,000
Mizuho Bank Ltd. 5.32%, 4/1/2024	5,000,000	5,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.83%, 12/9/2024 (b)	6,000,000	6,012,247
Toyota Motor Credit Corp. SOFR + 0.55%, 5.88%, 10/16/2024 (b)	4,000,000	4,003,786
Toyota Motor Credit Corp. SOFR + 0.62%, 5.95%, 6/13/2024 (b)	3,000,000	3,002,848
		50,859,918
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 12.1%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 0.000% – 6.000% due 07/20/2050 – 05/20/2073, valued at $16,163,763); expected proceeds $15,008,883 5.33%, 4/1/2024	15,000,000	15,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 0.380% – 5.500% due 11/25/2046 – 02/25/2054, valued at $5,150,000); expected proceeds $5,002,961 5.33%, 4/1/2024	5,000,000	5,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Government Obligation, 2.000% due 02/01/2051 valued at $20,400,000); expected proceeds $20,011,866 5.34%, 4/1/2024	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 3.500% – 4.020% due 12/01/2033 – 05/01/2034, valued at $30,600,002); expected proceeds $30,017,767 5.33%, 4/1/2024	30,000,000	30,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 4.000% – 7.000% due 07/20/2049 – 07/20/2055, valued at $5,100,001); expected proceeds $5,002,956 5.32%, 4/1/2024	5,000,000	5,000,000
		75,000,000
TREASURY REPURCHASE AGREEMENTS — 10.7%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Treasury Strips, 0.000% due 01/31/2027 – 08/15/2030, valued at $10,200,000); expected proceeds $10,005,911 5.32%, 4/1/2024	10,000,000	10,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S Treasury Notes, 4.125% – 5.337% due 07/31/2024 – 11/15/2032, and a U.S. Treasury Strip, 0.000% due 11/15/2039, valued at $5,100,013); expected proceeds $5,002,956 5.32%, 4/1/2024	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Bond, 5.250% due 11/15/2028, a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and U.S. Treasury Notes, 1.500% – 2.625% due 11/30/2028 – 02/15/2029, valued at $1,020,062); expected proceeds $1,000,602 5.42%, 4/1/2024	$1,000,000	$1,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, U.S. Treasury Notes, 1.000% – 4.250% due 11/30/2024 – 12/31/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2051, valued at $15,300,000); expected proceeds $15,008,900 5.34%, 4/1/2024	15,000,000	15,000,000
Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Note, 4.625% due 11/15/2026, valued at $10,200,078); expected proceeds $10,005,911 5.32%, 4/1/2024	10,000,000	10,000,000
Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Note, 4.625% due 11/15/2026, valued at $5,100,090); expected proceeds $5,002,961 5.33%, 4/1/2024	5,000,000	5,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/26/2024 (collateralized by a U.S. Treasury Note, 4.500% due 11/15/2033, valued at $20,400,039); expected proceeds $20,011,844 5.33%, 4/1/2024	20,000,000	20,000,000
		66,000,000
OTHER REPURCHASE AGREEMENTS — 6.8%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 03/08/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 5.750% – 6.375% due 01/20/2026 – 11/15/2033, valued at $5,400,061); expected proceeds $5,095,365 5.77%, 7/5/2024 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/08/2024 (collateralized by various Corporate Bonds, 2.750% – 8.125% due 03/02/2025 – 10/31/2082, valued at $2,108,212); expected proceeds $2,027,800 5.56%, 6/6/2024 (c)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Common Stocks, valued at $6,480,985); expected proceeds $6,003,647 5.47%, 4/1/2024	6,000,000	6,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Corporate Bonds, 2.450% – 8.751% due 09/11/2025 – 12/31/2099, valued at $6,464,263); expected proceeds $6,003,607 5.41%, 4/1/2024	6,000,000	6,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a Corporate Bond, 1.000% due 08/15/2026, valued at $4,400,342); expected proceeds $4,076,267 5.72%, 7/26/2024 (c)	4,000,000	4,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/22/2024 (collateralized by a Common Stock, valued at $5,400,058); expected proceeds $5,093,051 5.63%, 7/19/2024 (c)	$5,000,000	$5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a Commercial Paper, 0.000% due 10/02/2024, and U.S. Government Obligations, 0.000% – 0.378% due 06/15/2033 – 11/15/2047, valued at $3,090,001); expected proceeds $3,001,783 5.35%, 4/1/2024	3,000,000	3,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a Common Stock, valued at $3,240,059); expected proceeds $3,057,200 5.72%, 7/26/2024 (c)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/26/2024 (collateralized by various Common Stocks, valued at $3,278,613); expected proceeds $3,019,320 5.52%, 5/7/2024 (c)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/27/2024 (collateralized by various Corporate Bonds, 1.201% – 9.625% due 09/15/2024 – 03/15/2054 valued at $5,750,297); expected proceeds $5,005,230 5.38%, 4/3/2024	5,000,000	5,000,000
		42,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $610,851,475)		610,933,455
TOTAL INVESTMENTS — 98.8% (Cost $610,851,475)		610,933,455
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		7,189,360
NET ASSETS — 100.0%		$618,122,815
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $22,000,000 or 3.6% of net assets as of March 31, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2024 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$610,933,455	$—	$610,933,455
TOTAL INVESTMENTS	$—	$610,933,455	$—	$610,933,455
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
March 31, 2024 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.5%
ASSET BACKED COMMERCIAL PAPER — 10.2%
Anglesea Funding LLC 5.30%, 5/28/2024 (a)	$50,000,000	$49,545,014
Anglesea Funding LLC 5.34%, 4/2/2024 (a)	115,000,000	114,914,914
Anglesea Funding LLC 5.35%, 4/4/2024 (a)	150,000,000	149,844,541
Barclays Bank PLC 5.60%, 5/23/2024 (a)	60,000,000	59,500,523
Barclays Bank PLC 5.70%, 5/6/2024 (a)	75,000,000	74,565,004
Barclays Bank PLC 5.71%, 4/2/2024	33,750,000	33,725,123
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 5.65%, 12/10/2024 (a),(b)	60,000,000	60,003,232
Columbia Funding Co. LLC 5.25%, 7/22/2024 (a)	56,000,000	55,026,117
Concord Minutemen Capital Co. LLC 5.77%, 5/30/2024 (a)	29,250,000	29,258,267
Ionic Funding LLC 5.44%, 4/12/2024	100,000,000	99,775,667
Longship Funding LLC 5.35%, 4/2/2024 (a)	75,000,000	74,944,539
Mountcliff Funding LLC 5.30%, 7/1/2024 (a)	75,000,000	73,935,670
Ridgefield Funding Co. LLC SOFR + 0.18%, 5.51%, 8/16/2024 (a),(b)	50,000,000	49,998,369
Ridgefield Funding Co. LLC SOFR + 0.20%, 5.53%, 9/9/2024 (a),(b)	36,500,000	36,499,786
Ridgefield Funding Co. LLC 5.55%, 5/28/2024 (a)	110,000,000	108,999,030
Sheffield Receivables Co. LLC 5.43%, 4/1/2024 (a)	50,000,000	49,970,413
Versailles Commercial Paper LLC 5.67%, 4/2/2024	50,000,000	49,962,937
Victory Receivables Corp. 5.35%, 5/22/2024 (a)	25,750,000	25,538,612
		1,196,007,758
CERTIFICATES OF DEPOSIT — 20.9%
Bank of America NA 5.32%, 4/5/2024	100,000,000	100,000,000
Bank of America NA 5.32%, 10/9/2024	70,000,000	69,945,443
Bank of America NA 5.92%, 8/9/2024	75,000,000	75,083,516
Bank of Nova Scotia SOFR + 0.38%, 5.71%, 1/3/2025 (b)	47,250,000	47,291,893
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank PLC 5.43%, 4/26/2024	$50,000,000	$49,999,672
Barclays Bank PLC SOFR + 0.38%, 5.70%, 2/12/2025 (b)	75,000,000	75,061,707
Barclays Bank PLC 6.00%, 6/5/2024	75,000,000	75,055,877
BNP Paribas SA SOFR + 0.41%, 5.74%, 6/3/2024 (b)	45,000,000	45,025,753
Canadian Imperial Bank of Commerce 5.50%, 12/6/2024	60,000,000	60,028,800
Canadian Imperial Bank of Commerce 5.80%, 11/12/2024	75,000,000	75,146,746
Canadian Imperial Bank of Commerce 6.00%, 7/5/2024	100,000,000	100,098,564
Citibank NA 5.84%, 4/29/2024	75,000,000	75,016,773
Citibank NA 6.01%, 9/19/2024	50,000,000	50,104,118
Cooperatieve Rabobank UA 5.95%, 9/20/2024	61,000,000	61,123,545
Credit Agricole Corporate & Investment Bank SA 5.48%, 6/20/2024	31,250,000	31,253,263
Credit Agricole Corporate & Investment Bank SA SOFR + 0.20%, 5.53%, 7/31/2024 (b)	25,000,000	25,009,079
Credit Industriel et Commercial SOFR + 0.27%, 5.60%, 10/11/2024 (b)	40,000,000	40,018,838
Landesbank Baden-Wuerttemberg 5.33%, 4/1/2024	50,000,000	49,999,876
Landesbank Baden-Wuerttemberg 5.33%, 4/2/2024	100,000,000	99,999,700
Landesbank Baden-Wuerttemberg 5.35%, 7/1/2024	50,000,000	49,982,931
Landesbank Baden-Wuerttemberg 5.37%, 4/1/2024	182,000,000	181,999,694
Landesbank Baden-Wuerttemberg 5.41%, 5/7/2024	95,000,000	94,997,501
Lloyds Bank Corporate Markets PLC SOFR + 0.17%, 5.49%, 8/19/2024 (b)	60,000,000	60,002,059
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.30%, 5.63%, 6/17/2024 (b)	39,250,000	39,267,575
Mizuho Bank Ltd. SOFR + 0.41%, 5.73%, 4/11/2024 (b)	50,000,000	50,006,106
MUFG Bank Ltd. SOFR + 0.18%, 5.50%, 8/27/2024 (b)	69,250,000	69,246,377
Norinchukin Bank 5.39%, 5/29/2024	43,500,000	43,495,617
Norinchukin Bank 5.40%, 6/6/2024	67,500,000	67,495,447
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank SOFR + 0.15%, 5.48%, 5/17/2024 (b)	$45,000,000	$45,002,892
Norinchukin Bank 5.85%, 4/29/2024	100,000,000	100,028,778
Royal Bank of Canada SOFR + 0.36%, 5.69%, 1/10/2025 (b)	55,000,000	55,031,836
Sumitomo Mitsui Banking Corp. SOFR + 0.17%, 5.50%, 8/12/2024 (b)	44,500,000	44,501,187
Sumitomo Mitsui Banking Corp. SOFR + 0.18%, 5.51%, 8/22/2024 (b)	61,000,000	61,002,715
Sumitomo Mitsui Banking Corp. SOFR + 0.27%, 5.60%, 7/2/2024 (b)	20,000,000	20,007,566
Svenska Handelsbanken AB SOFR + 0.19%, 5.51%, 8/23/2024 (b)	28,500,000	28,506,985
Svenska Handelsbanken AB SOFR + 0.56%, 5.88%, 10/18/2024 (b)	40,000,000	40,074,151
Toronto-Dominion Bank SOFR + 0.38%, 5.70%, 1/3/2025 (b)	36,000,000	36,032,380
Toronto-Dominion Bank SOFR + 0.38%, 5.70%, 1/6/2025 (b)	40,000,000	40,035,860
Wells Fargo Bank NA SOFR + 0.60%, 5.92%, 11/7/2024 (b)	50,000,000	50,104,641
Wells Fargo Bank NA SOFR + 0.65%, 5.98%, 7/3/2024 (b)	75,000,000	75,109,345
		2,457,194,806
FINANCIAL COMPANY COMMERCIAL PAPER — 22.2%
Australia & New Zealand Banking Group Ltd. 5.13%, 8/12/2024 (a)	40,035,000	39,226,399
Bank of Nova Scotia SOFR + 0.66%, 5.99%, 5/31/2024 (a),(b)	75,000,000	75,069,451
BPCE SA 5.03%, 10/25/2024 (a)	50,000,000	48,452,765
BPCE SA SOFR + 0.25%, 5.58%, 8/1/2024 (a),(b)	73,000,000	73,040,627
BPCE SA 5.64%, 5/13/2024 (a)	50,000,000	49,659,387
BPCE SA 5.69%, 7/8/2024 (a)	110,000,000	108,350,660
DBS Bank Ltd. 5.20%, 7/23/2024 (a)	32,000,000	31,448,488
DNB Bank ASA 5.49%, 8/14/2024 (a)	28,500,000	27,923,807
DNB Bank ASA 5.65%, 7/1/2024 (a)	75,000,000	73,953,153
HSBC Bank PLC SOFR + 0.34%, 5.66%, 5/28/2024 (a),(b)	50,000,000	50,016,058
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
HSBC Bank PLC SOFR + 0.37%, 5.69%, 1/16/2025 (a),(b)	$54,500,000	$54,521,301
HSBC Bank PLC SOFR + 0.39%, 5.71%, 1/3/2025 (a),(b)	64,500,000	64,534,012
HSBC Bank PLC SOFR + 0.53%, 5.85%, 11/26/2024 (a),(b)	25,000,000	25,038,962
HSBC Bank PLC SOFR + 0.60%, 5.92%, 10/30/2024 (a),(b)	24,750,000	24,798,413
HSBC Bank PLC SOFR + 0.67%, 5.99%, 7/5/2024 (a),(b)	60,250,000	60,331,672
ING U.S. Funding LLC 5.24%, 8/23/2024	100,000,000	97,823,852
ING U.S. Funding LLC 5.60%, 5/17/2024 (a)	100,000,000	99,254,167
ING U.S. Funding LLC SOFR + 0.30%, 5.62%, 2/10/2025 (a),(b)	110,000,000	109,968,509
National Australia Bank Ltd. SOFR + 0.20%, 5.53%, 11/1/2024 (a),(b)	100,000,000	99,973,860
National Australia Bank Ltd. SOFR + 0.38%, 5.71%, 5/3/2024 (a),(b)	44,000,000	44,012,323
National Bank of Canada 5.48%, 8/16/2024 (a)	50,000,000	48,958,363
Nederlandse Waterschapsbank NV 5.34%, 4/2/2024 (a)	100,000,000	99,926,052
Nederlandse Waterschapsbank NV 5.34%, 4/5/2024 (a)	100,000,000	99,881,536
Nordea Bank Abp SOFR + 0.52%, 5.85%, 4/5/2024 (a),(b)	50,000,000	50,004,646
Royal Bank of Canada SOFR + 0.64%, 5.97%, 7/8/2024 (a),(b)	79,000,000	79,000,000
Skandinaviska Enskilda Banken AB 5.62%, 4/11/2024 (a)	53,000,000	52,891,323
Skandinaviska Enskilda Banken AB SOFR + 0.37%, 5.69%, 4/25/2024 (a),(b)	100,000,000	100,021,632
Skandinaviska Enskilda Banken AB SOFR + 0.52%, 5.84%, 4/12/2024 (a),(b)	40,000,000	40,005,285
Svenska Handelsbanken AB 5.60%, 8/12/2024 (a)	50,000,000	49,009,655
Svenska Handelsbanken AB 5.62%, 4/10/2024 (a)	102,000,000	101,805,879
Svenska Handelsbanken AB SOFR + 0.35%, 5.67%, 1/7/2025 (a),(b)	43,000,000	43,027,905
Swedbank AB SOFR + 0.20%, 5.52%, 8/26/2024 (a),(b)	19,250,000	19,258,581
Swedbank AB SOFR + 0.20%, 5.53%, 7/11/2024 (b)	50,000,000	50,017,090
Swedbank AB SOFR + 0.41%, 5.73%, 5/6/2024 (b)	150,000,000	150,053,212
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Swedbank AB SOFR + 0.50%, 5.82%, 4/23/2024 (b)	$32,250,000	$32,259,634
Toronto-Dominion Bank 5.01%, 2/12/2025 (a)	40,250,000	38,411,089
UBS AG 5.60%, 7/3/2024 (a)	59,000,000	58,144,253
UBS AG 5.61%, 5/16/2024 (a),(c)	100,000,000	99,267,722
United Overseas Bank Ltd. SOFR + 0.28%, 5.60%, 6/17/2024 (a),(b)	82,500,000	82,533,011
Westpac Banking Corp. 5.00%, 2/6/2025 (a)	65,000,000	62,112,172
		2,613,986,906
OTHER NOTES — 17.8%
Abu Dhabi International Bank 5.32%, 4/1/2024	150,155,000	150,155,000
Bank of America NA 5.59%, 4/5/2024 (b)	42,500,000	42,500,785
Bank of Montreal 5.32%, 4/1/2024	100,000,000	100,000,000
Bank of Montreal 5.35%, 4/1/2024	100,000,000	100,000,000
Canadian Imperial Bank of Commerce 5.31%, 4/1/2024	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank SA 5.34%, 4/4/2024	100,000,000	100,000,000
DNB Bank ASA 5.31%, 4/1/2024	100,000,000	100,000,000
ING Bank NV 5.32%, 4/2/2024	100,000,000	100,000,000
ING Bank NV 5.32%, 4/3/2024	50,000,000	50,000,000
KBC Bank NV 5.31%, 4/2/2024	400,000,000	400,000,000
Mizuho Bank Ltd. 5.32%, 4/1/2024	150,000,000	150,000,000
Royal Bank of Canada 5.32%, 4/1/2024	100,000,000	100,000,000
Royal Bank of Canada 5.32%, 4/4/2024	150,000,000	150,000,000
Svenska Handelsbanken AB 5.30%, 4/1/2024	150,000,000	150,000,000
Toronto-Dominion Bank 5.32%, 4/3/2024	20,000,000	20,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.83%, 12/9/2024 (b)	38,000,000	38,077,562
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Toyota Motor Credit Corp. SOFR + 0.55%, 5.88%, 10/16/2024 (b)	$100,000,000	$100,094,651
Toyota Motor Credit Corp. SOFR + 0.62%, 5.95%, 6/13/2024 (b)	50,000,000	50,047,465
		2,100,875,463
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 11.0%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 0.000% – 6.000% due 02/20/2035 – 02/20/2074, valued at $199,800,000); expected proceeds $185,109,561 5.33%, 4/1/2024	185,000,000	185,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/15/2024 (collateralized by U.S Government Obligations, 0.000% – 4.500% due 11/25/2051 – 09/25/2053, valued at $19,171,671); expected proceeds $18,954,759 5.77%, 7/12/2024 (d)	18,600,000	18,600,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/15/2024 (collateralized by U.S Government Obligations, 0.000% – 7.000% due 06/25/2040 – 10/16/2065, valued at $30,918,962); expected proceeds $30,425,250 5.67%, 6/13/2024 (d)	30,000,000	30,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Government Obligation, 5.000% due 03/20/2053, valued at $306,000,001); expected proceeds $300,177,333 5.32%, 4/1/2024	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 1.500% – 7.500% due 09/01/2030 – 03/01/2054, valued at $765,000,001); expected proceeds $750,444,167 5.33%, 4/1/2024	750,000,000	750,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Government Obligations, 5.000% due 07/20/2053, valued at $15,300,001); expected proceeds $15,008,867 5.32%, 4/1/2024	15,000,000	15,000,000
		1,298,600,000
TREASURY REPURCHASE AGREEMENTS — 8.0%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Note, 2.750% due 04/30/2027, valued at $96,900,096); expected proceeds $95,056,156 5.32%, 4/1/2024	95,000,000	95,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/15/2024 (collateralized by a U.S. Treasury Bond, 5.250% due 11/15/2028, a U.S. treasury Inflation Index Bond, 2.500% due 01/15/2029 and U.S. Treasury Notes, 1.375% – 2.625% due 10/31/2028 - 02/15/2029, valued at $12,648,082); expected proceeds $12,636,506 5.77%, 7/12/2024 (d)	12,400,000	12,400,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 1.000% - 4.250% due 11/30/2024 - 01/31/2025, valued at $178,500,877); expected proceeds $175,103,833 5.34%, 4/1/2024	$175,000,000	$175,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S.Treasury Note, 4.625% due 11/15/2026, valued at $10,200,079); expected proceeds $10,005,922 5.33%, 4/1/2024	10,000,000	10,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 08/15/2053, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 01/15/2031 – 07/15/2033, and U.S. Treasury Notes, 0.750% - 5.000% due 11/15/2024 - 06/30/2030, valued at $255,000,000); expected proceeds $250,147,778 5.32%, 4/1/2024	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a U.S. Treasury Note, 0.250% due 06/30/2025, valued at $158,100,050); expected proceeds $155,091,794 5.33%, 4/1/2024	155,000,000	155,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by U.S. Treasury Notes, 3.125% – 4.000% due 01/15/2027 – 08/31/2027, valued at $255,000,059); expected proceeds $250,147,778 5.32%, 4/1/2024	250,000,000	250,000,000
		947,400,000
OTHER REPURCHASE AGREEMENTS — 8.4%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 03/08/2024 (collateralized by various Common Stocks, and a Corporate Bond, 3.250% due 11/30/2051, valued at $43,200,000); expected proceeds $40,762,922 5.77%, 7/5/2024 (d)	40,000,000	40,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/08/2024 (collateralized by collateralized by various Corporate Bonds, 1.122% – 8.751% due 06/15/2025 – 12/31/2099, valued at $28,058,248); expected proceeds $26,361,400 5.56%, 6/6/2024 (d)	26,000,000	26,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Corporate Bonds, 1.500% – 9.348% due 05/30/2024 – 01/01/2099, valued at $115,958,618); expected proceeds $108,064,920 5.41%, 4/1/2024	108,000,000	108,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a Common Stock, valued at $16,200,027); expected proceeds $15,009,033 5.42%, 4/1/2024	15,000,000	15,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Corporate Bonds, 0.500% – 7.000% due 06/01/2026 – 04/01/2028, valued at $55,000,023); expected proceeds $50,953,333 5.72%, 7/26/2024 (d)	50,000,000	50,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 03/26/2024 (collateralized by various Common Stocks, valued at $46,440,022); expected proceeds $43,389,007 5.52%, 5/24/2024 (d)	$43,000,000	$43,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/22/2024 (collateralized by various Common Stocks, valued at $89,640,001); expected proceeds $84,544,653 5.63%, 7/19/2024 (d)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by a Commercial Paper, 0.000% due 04/30/2024, valued at $49,440,001); expected proceeds $48,028,533 5.35%, 4/1/2024	48,000,000	48,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Common Stocks, valued at $81,000,001); expected proceeds $76,430,000 5.72%, 7/26/2024 (d)	75,000,000	75,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/26/2024 (collateralized byvarioud Corporate Bonds, 3.125% – 7.081% due 01/09/2026 – 04/01/2054, valued at $27,154,755); expected proceeds $25,224,938 5.49%, 5/24/2024 (d)	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 03/27/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 2.950% – 5.750% due 03/18/2027 – 03/15/2052, valued at $101,179,528); expected proceeds $93,067,298 5.42%, 4/1/2024	93,000,000	93,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/26/2024 (collateralized by various Common Stocks, valued at $74,520,000); expected proceeds $69,444,360 5.52%, 5/7/2024 (d)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/27/2024 (collateralized by various Corporate Bonds, 1.950% – 11.000% due 06/27/2024 – 01/01/2099, valued at $61,970,282); expected proceeds $55,057,536 5.38%, 4/3/2024	55,000,000	55,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Corporate Bonds, 0.981% – 13.375% due 06/25/2024 – 01/01/2099, valued at $84,257,146); expected proceeds $75,078,458 5.38%, 4/4/2024	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 03/28/2024 (collateralized by various Corporate Bonds, 2.450% – 7.750% due 06/15/2025 – 02/15/2051, valued at $210,404,800); expected proceeds $186,111,393 5.39%, 4/1/2024	186,000,000	186,000,000
		991,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,604,309,650)		11,605,064,933
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)
Security Description	Principal Amount	Value
TOTAL INVESTMENTS — 98.5% (Cost $11,604,309,650)		11,605,064,933
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		181,403,144
NET ASSETS — 100.0%		$11,786,468,077
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $472,000,000 or 4.0% of net assets as of March 31, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2024 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$11,605,064,933	$—	$11,605,064,933
TOTAL INVESTMENTS	$—	$11,605,064,933	$—	$11,605,064,933
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
March 31, 2024 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.